Inventories	12 Months Ended
Mar. 28, 2020
Inventory Disclosure [Abstract]
Inventories
4.	Inventories:
Inventories, net of obsolescence reserve, are summarized as follows:

	As of
	March 28, 2020	March 30, 2019
	(In thousands)
Raw materials and work in progress	$1,174	$2,064
Finished goods	100,725	89,477

	$101,899	$91,541

Continuity of the obsolescence reserve for inventory is as follows (in thousands):

Balance March 25, 2017	$1,781
Additional charges	763
Deductions	(625)

Balance March 31, 2018	1,919
Additional charges	647
Deductions	(671)

Balance March 30, 2019	1,895
Additional charges	342
Deductions	(390)

Balance March 28, 2020	$1,847